Goodwill (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 34,511	$ 34,511	$ 0
Tax exempt portion of goodwill	$ 28,700	$ 27,300